Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Schedule of Revenue
	2026	2025	2024
Supply chain services	$7,557,193	$12,481,187	$10,145,855
Procurement and distribution	5,872,130	7,511,591	6,217,798
Consignment sales and other revenue	4,184	321,040	324,711
Total Revenue	$13,433,507	$20,313,818	$16,688,364